Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Acquisition

On December 17, 2014, Pieris AG and Pieris Pharmaceuticals, Inc. (formerly known as Marika Inc., a non-operating public shell company in the United States, renamed Pieris Pharmaceuticals, Inc.) entered into an Acquisition Agreement. Pursuant to the Acquisition Agreement, the stockholders of Pieris AG contributed all of their equity interests in Pieris AG to Pieris Pharmaceuticals, Inc. for shares of Pieris Pharmaceuticals, Inc.’s common stock, which resulted in Pieris AG becoming a wholly owned subsidiary of Pieris Pharmaceuticals, Inc. (the “Acquisition”). The Acquisition closed on December 17, 2014.

On December 17, 2014, Pieris AG and Marika Inc. completed the Acquisition, and Pieris AG became a wholly owned subsidiary of Pieris Pharmaceuticals, Inc.

On December 5, 2014, Pieris Pharmaceuticals, Inc. completed a 2.272727-for-1 forward split of its common stock in the form of a dividend, with the result that 6,100,000 shares of common stock outstanding immediately prior to the stock split became 13,863,635 shares (after rounding for fractional shares) of common stock outstanding immediately thereafter.

Effective as of December 16, 2014 Marika Inc. amended and restated its Certificate of Incorporation to, among other things, change its name from Marika Inc. to “Pieris Pharmaceuticals, Inc.” and increase its authorized capital stock from 75,000,000 shares of common stock, par value $0.001 per share, to 300,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. On December 17, 2014 Pieris Pharmaceuticals, Inc. transferred its pre-Acquisition assets and liabilities to its former majority stockholder, Aleksandrs Sviks, in exchange for the surrender by him and cancellation of 11,363,635 shares of Pieris Pharmaceuticals, Inc. common stock. At the closing of the Acquisition, Pieris Pharmaceuticals, Inc. issued an aggregate of 20,000,000 shares of its common stock to the former stockholders of Pieris AG in exchange for all of the outstanding shares (common and preferred) of Pieris AG’s capital stock. Pieris AG has become a wholly owned subsidiary of Pieris Pharmaceuticals, Inc., and the former stockholders of Pieris AG collectively own approximately 89% of the outstanding shares of Pieris Pharmaceuticals, Inc. common stock.

Immediately following the closing of the Acquisition, Pieris Pharmaceuticals, Inc.’s outstanding shares of common stock (on a fully diluted basis) are owned as follows:

•	Former holders of Pieris AG’s capital stock hold an aggregate of 20,000,000 shares of Pieris Pharmaceuticals, Inc.’s common stock, or approximately 78% on a fully diluted basis;

•	Holders of Marika Inc.’s common stock prior to the closing of the Acquisition hold an aggregate of 2,500,000 shares of Pieris Pharmaceuticals, Inc.’s common stock, or approximately 10% on a fully diluted basis; and

•	3,200,000 shares of common stock are reserved for issuance under the 2014 Employee, Director and Consultant Equity Incentive Plan of Pieris Pharmaceuticals, Inc., or the Pieris Plan representing approximately 12% on a fully diluted basis. As of the date hereof, options to purchase 1,430,000 shares of our common stock have been issued under the Pieris Plan to our executive officers and directors, and options to purchase 1,089,500 shares of our common stock have been issued under the Pieris Plan to other employees and consultants. As a result of such grants, 680,500 shares of our common stock are available for future issuance under the Pieris Plan.

TBG Loan

On December 11, 2014, Pieris Operating and TBG entered into an accelerated repayment agreement in respect of the claims of TBG against Pieris AG. Pursuant to terms of the accelerated repayment agreement, conditioned upon closing of the Acquisition, Pieris AG will be obligated to pay €1,050,000 ($1.45 million), the outstanding amount under the repayment agreement, in two tranches as follows: €600,000 ($825,960) plus accrued interest on January 31, 2015 and €450,000 ($619,470) on March 31, 2015. Upon full payment of the accelerated repayment amount of €1,050,000 ($1.4 million), all claims of Pieris AG and TBG against each other from or in connection with the silent partnership agreement dated May 13, 2003 and the repayment agreement entered into on April 3, 2014, will be considered settled and repaid in full.

2014 Series C Financing

During the fourth quarter of 2014, Pieris AG completed a financing round and issued Series C preferred shares (the “2014 Series C Financing’’). The 2014 Series C Financing included issuing shares for aggregate cash proceeds of $6,271,783, of which $1,262,800 was received prior to September 30, 2014 and is included as “Preferred share subscription” on the balance sheet as of September 30, 2014. Additionally, principal and interest amounts outstanding related to the 2012 Bridge Loan and 2014 Bridge Loan ($4,415,170) were converted for additional Series C preferred shares.

The Series C stockholders were entitled to receive a preference payment in the event of any liquidation, dissolution, winding-up or exit event (i.e., any merger or consolidation into or any other corporation or sale of more than 50% of Pieris AG’s assets or 50% of Pieris AG’s shares) of Pieris AG, or in the event of a dividend or other distribution by the Company to its stockholders before any payment was made to the holders of shares of Pieris AG’s other preferred or common shares. The Series C preferred stockholders were entitled to receive 2.5 times the original issuance price of the Series C preferred plus cumulative annual interest of 8% before other preferred or common shareholders received consideration in such events.

All outstanding Series C preferred shares were exchanged for common stock of Pieris Pharmaceuticals, Inc. in the Acquisition.

11. Subsequent Events

Acquisition

On December 17, 2014, Pieris AG and Pieris Pharmaceuticals, Inc. (formerly known as Marika Inc., a non-operating public shell company in the United States, renamed Pieris Pharmaceuticals, Inc.) entered into an Acquisition Agreement. Pursuant to the Acquisition Agreement, the stockholders of Pieris AG contributed all of their equity interests in Pieris AG to Pieris Pharmaceuticals, Inc. for shares of Pieris Pharmaceuticals, Inc.’s common stock, which resulted in Pieris AG becoming a wholly owned subsidiary of Pieris Pharmaceuticals, Inc. (the “Acquisition”). The Acquisition closed on December 17, 2014.

On December 5, 2014, Pieris Pharmaceuticals, Inc. completed a 2.272727-for-1 forward split of its common stock in the form of a share dividend, with the result that 6,100,000 shares of common stock outstanding immediately prior to the stock split became 13,863,635 shares of common stock outstanding immediately thereafter. Effective as of December 16, 2014, Marika Inc. amended and restated its Certificate of Incorporation to, among other things, change its name from Marika Inc. to “Pieris Pharmaceuticals, Inc.” and increase its authorized capital stock from 75,000,000 shares of common stock, par value $0.001 per share, to 300,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. On December 17, 2014, Pieris Pharmaceuticals, Inc. transferred its pre-Acquisition assets and liabilities to its former majority stockholder, Aleksandrs Sviks, in exchange for the surrender by him and cancellation of 11,363,635 shares of Pieris Pharmaceuticals, Inc. common stock. At the closing of the Acquisition, Pieris Pharmaceuticals, Inc. issued an aggregate of 20,000,000 shares of its common stock to the former stockholders of Pieris AG in exchange for all of the outstanding shares (common and preferred) of Pieris AG’s capital stock. Pieris AG has become a wholly owned subsidiary of Pieris Pharmaceuticals, Inc., and the former stockholders of Pieris AG collectively own approximately 89% of the outstanding shares of Pieris Pharmaceuticals, Inc. common stock.

Immediately following the closing of the Acquisition, Pieris Pharmaceuticals, Inc.’s outstanding shares of common stock (on a fully diluted basis) are owned as follows:

•	Former holders of Pieris AG’s capital stock hold an aggregate of 20,000,000 shares of Pieris Pharmaceuticals, Inc.’s common stock, or approximately 78% on a fully diluted basis;

•	Holders of Marika Inc.’s common stock prior to the closing of the Acquisition hold an aggregate of 2,500,000 shares of Pieris Pharmaceuticals, Inc.’s common stock, or approximately 10% on a fully diluted basis; and

•	3,200,000 shares of common stock are reserved for issuance under the 2014 Employee, Director and Consultant Equity Incentive Plan of Pieris Pharmaceuticals, Inc., or the Pieris Plan, representing approximately 12% on a fully diluted basis. As of the date hereof, options to purchase 1,430,000 shares of our common stock have been issued under the Pieris Plan to our executive officers and directors, and options to purchase 1,089,500 shares of our common stock have been issued under the Pieris Plan to other employees and consultants. As a result of such grants, 680,500 shares of our common stock are available for future issuance under the Pieris Plan.

In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”), Section 805 entitled, “Business Combinations,” Marika Inc. does not meet the definition of a business as it is a non-operating shell company. As a result, the Acquisition is accounted for as an asset purchase by Pieris AG instead of a business combination. Pieris AG is considered the accounting acquirer in the Acquisition. Consequently, the assets and liabilities and the historical operations that will be reflected in the Pieris Pharmaceuticals, Inc. financial statements subsequent to the Acquisition will be those of Pieris AG.

Unsecured Bank Loan

On December 11, 2014, Pieris Operating and TBG entered into an accelerated repayment agreement in respect of the claims of TBG against Pieris AG. Pursuant to terms of the accelerated repayment agreement, conditioned upon closing of the Acquisition, Pieris AG will be obligated to pay €1,050,000 ($1.45 million), the outstanding amount under the repayment agreement, in two tranches as follows: €600,000 ($825,960) plus accrued interest on January 31, 2015 and €450,000 ($619,470) on March 31, 2015. Upon full payment of the accelerated repayment amount of €1,050,000 ($1.4 million), all claims of Pieris AG and TBG against each other from or in connection with the silent partnership agreement dated May 13, 2003 and the repayment agreement entered into on April 3, 2014, will be considered settled and repaid in full.

Amendment to Convertible Bridge Loan Agreement dated November 12, 2012

As of March 2014, Pieris AG and its stockholders amended an existing convertible loan agreement dated November 12, 2012 (the “2012 Bridge Loan”). The parties agreed to postpone the ultimate maturity date with respect to the remaining balance of the 2012 Bridge Loan from December 31, 2013 to December 31, 2015. The stockholder party to the 2012 Bridge Loan participated in the 2014 Series C Financing in the fourth quarter of 2014 and waived their claims for repayment of the 2012 Bridge Loan as consideration (see Note 11, Subsequent Events “2014 Series C Financing”).

Convertible Bridge Loan Agreement 2014

On April 14, 2014, Pieris AG entered into a second bridge loan agreement (the “2014 Bridge Loan”) with certain of its stockholders pursuant to which Pieris AG received a commitment for financing in the aggregate amount of €2,000,000 ($2,753,200), which loan amount, if drawn down by Pieris AG, would be convertible into preferred shares of Pieris AG after the maturity date or upon occurrence of certain events. The 2014 Bridge Loan included two tranches of available financing: (i) Tranche A of €1,500,000 ($2,064,900) and (ii) Tranche B of €500,000 ($688,300). In June 2014, Pieris AG called 67% of Tranche A, or €1,000,000 ($1,376,600). Loan amounts outstanding under the 2014 Bridge Loan accrued interest at a rate of 12% per year and have a maturity date of December 31, 2015, after which the loan amounts would accrue interest at a rate of 18% per year. The stockholders participating in the 2014 Bridge Loan invested the €1,000,000 ($1,376,600) remaining commitment in cash directly in the 2014 Series C Financing as described below.

2014 Series C Financing

During the fourth quarter of 2014 Pieris AG completed a financing round and issued Series C preferred shares (the “2014 Series C Financing’’). The 2014 Series C Financing included issuing shares for aggregate cash proceeds of $6,271,783. Additionally, principal and interest amounts outstanding related to the 2012 Bridge Loan and 2014 Bridge Loan ($4,415,170) were converted for Series C preferred shares.

The Series C stockholders were entitled to receive a preference payment in the event of any liquidation, dissolution, winding-up or exit event (i.e., any merger or consolidation into or any other corporation or sale of more than 50% of Pieris AG’s assets or 50% of Pieris AG’s shares) of Pieris AG, or in the event of a dividend or other distribution by the Company to its stockholders before any payment is made to the holders of Pieris AG’s other preferred or common shares. The Series C preferred stockholders were entitled to receive 2.5 times the original issuance price plus cumulative annual interest of 8% before other preferred or common stockholders received consideration in such events.

The participating 2014 Series C preferred shares had the same voting rights as all other share classes. There was a conversion right stated within the Consolidated Shareholders’ Agreement 2014 to convert all Series C preferred shares into common shares, contingent upon the adoption of a resolution at a meeting of stockholders.

All outstanding Series C preferred shares were exchanged for common stock of Pieris Pharmaceuticals, Inc. in the Acquisition.

Tax field audit

On July 11, 2014 a tax field audit for the years 2010 to 2012 in accordance with §193 paragraph 1 AO under German law was announced by the tax office Freising. The tax field audit took place in July 2014, subsequent to the balance sheet date. Preliminary results indicate a reduction of Pieris AG’s net operating loss carryforwards on German corporate income tax by $705,103 for each of the years ended December 31, 2012 and 2013.